Claims Financing Obligations and Notes Payable - Brickell Key Investments - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Oct. 11, 2022	Dec. 31, 2015
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price	$ 0.0025	$ 0.0025
Fair value of warrants	$ 0	$ (4,785,000)	$ 2,870,000
Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased	5,500,000,000	5,500,000,000	5,500,000,000
Common stock issued	$ 1,000	$ 1,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Warrants or rights exercise price	287.5	$ 287.5
Fair value of warrants		$ (4,800,000)
Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Price of common stock	$ 30.00	$ 30.00
Claims Financing Obligation and Notes Payable [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrant and rights outstanding	$ 80,000,000	$ 80,000,000
Brickell Key Investment Amendment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Shares pledged under agreement						50,000,000
Brickell Key Investment Amendment [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased						2,666,667
Common stock issued						$ 6,666.67
Common stock par or stated value per share						$ 0.0025
Brickell Key Investment Amendment [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price						$ 30.00
Warrant and rights outstanding						$ 80,000,000
Claims Proceeds Investment Agreement [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased				2,666,667
Common stock issued				$ 6,666.67
Common stock par or stated value per share				$ 0.0025
Claims Proceeds Investment Agreement [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price				$ 30
Percentage of shares obtained through warrant				15.00%		15.00%
Warrant and rights outstanding				$ 80,000,000	$ 143,000,000